Taxes (Details) - Schedule of Reconciles Income Tax Expense by Statutory Rate to the Company’s Actual Income Tax Expense - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reconciles Income Tax Expense By Statutory Rate To The Company's Actual Income Tax Expense [Abstract]
Income tax benefit computed based on PRC statutory income tax rate		$ (4,021,427)	$ (3,849,305)	$ (5,118,519)
Effect of favorable income tax rate in certain entity in PRC		245,598	181,088	889,716
Non-PRC entities not subject to PRC tax	[1]	1,469,346	1,749,333	1,564,644
Research & Development (“R&D”) tax credit	[2]	(291,511)	(240,150)	(260,213)
Non-deductible expenses - permanent difference	[3]	131,500	171,393	588,191
Change in valuation allowance		2,449,855	1,970,079	2,339,650
Effective tax (benefit) expense		$ (16,639)	$ (17,562)	$ 3,469

[1]	Represents the tax losses incurred from operations outside of China.
[2]	According to PRC tax regulations, 200% of current year R&D expense approved by the local tax authority may be deducted from tax income.
[3]	Represents expenses incurred by the Company that were not deductible for PRC income tax.